Quarterly Holdings Report
for
Fidelity® Series Small Cap Opportunities Fund
April 30, 2022
SMO-NPRT3-0622
1.847958.115
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)(b)	336,600	8,882,874
Interactive Media & Services - 0.6%
Ziff Davis, Inc. (a)	229,200	20,252,112
ZipRecruiter, Inc. (a)	463,900	10,442,389
		30,694,501
Media - 1.4%
Nexstar Broadcasting Group, Inc. Class A	182,300	28,879,966
TechTarget, Inc. (a)	411,529	27,700,017
Thryv Holdings, Inc. (a)(b)	697,500	18,016,425
		74,596,408
TOTAL COMMUNICATION SERVICES		114,173,783
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.5%
Adient PLC (a)	880,500	30,060,270
Fox Factory Holding Corp. (a)	147,579	12,083,769
LCI Industries (b)	161,300	15,697,716
Patrick Industries, Inc.	315,800	19,658,550
		77,500,305
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Class A	708,120	8,023,000
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc. (a)	810,825	29,457,272
Churchill Downs, Inc.	205,500	41,704,170
Everi Holdings, Inc. (a)	745,300	12,938,408
Hilton Grand Vacations, Inc. (a)	459,500	21,518,385
Jack in the Box, Inc. (b)	166,300	13,762,988
Lindblad Expeditions Holdings (a)	377,950	5,786,415
Ruth's Hospitality Group, Inc.	865,550	18,150,584
		143,318,222
Household Durables - 1.3%
GoPro, Inc. Class A (a)	1,369,900	12,219,508
M.D.C. Holdings, Inc. (b)	423,650	15,636,922
Skyline Champion Corp. (a)	582,998	29,756,218
Tempur Sealy International, Inc.	333,200	9,033,052
		66,645,700
Internet & Direct Marketing Retail - 0.2%
Vivid Seats, Inc. Class A (b)	818,100	8,074,647
Leisure Products - 0.6%
Acushnet Holdings Corp. (b)	338,800	13,802,712
Clarus Corp.	744,914	16,648,828
		30,451,540
Specialty Retail - 3.0%
Academy Sports & Outdoors, Inc. (b)	1,497,972	55,964,234
American Eagle Outfitters, Inc.	855,200	12,922,072
Dick's Sporting Goods, Inc. (b)	168,050	16,203,381
Murphy U.S.A., Inc.	242,791	56,715,978
Rent-A-Center, Inc.	416,952	10,056,882
		151,862,547
Textiles, Apparel & Luxury Goods - 1.9%
Capri Holdings Ltd. (a)	370,700	17,682,390
Crocs, Inc. (a)	507,000	33,680,010
Deckers Outdoor Corp. (a)	44,800	11,905,600
Kontoor Brands, Inc.	811,000	32,221,030
		95,489,030
TOTAL CONSUMER DISCRETIONARY		581,364,991
CONSUMER STAPLES - 3.4%
Beverages - 0.5%
Primo Water Corp.	1,666,300	24,394,632
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	971,317	62,504,249
Food Products - 1.5%
Darling Ingredients, Inc. (a)	218,950	16,068,741
Nomad Foods Ltd. (a)	2,219,978	40,980,794
The Simply Good Foods Co. (a)(b)	449,600	18,725,840
		75,775,375
Personal Products - 0.2%
BellRing Brands, Inc. (a)	550,533	11,797,922
TOTAL CONSUMER STAPLES		174,472,178
ENERGY - 8.3%
Energy Equipment & Services - 1.3%
Liberty Oilfield Services, Inc. Class A (a)	2,926,554	47,234,582
TechnipFMC PLC (a)	2,339,600	16,190,032
		63,424,614
Oil, Gas & Consumable Fuels - 7.0%
Antero Resources Corp. (a)	2,936,200	103,354,238
Denbury, Inc. (a)(b)	906,100	57,972,278
Enviva, Inc.	352,560	29,734,910
HF Sinclair Corp. (a)(b)	1,608,390	61,150,988
Magnolia Oil & Gas Corp. Class A	1,438,100	33,421,444
Northern Oil & Gas, Inc.	2,003,345	50,043,558
Viper Energy Partners LP	796,000	22,869,080
		358,546,496
TOTAL ENERGY		421,971,110
FINANCIALS - 14.1%
Banks - 8.5%
Ameris Bancorp	327,250	13,646,325
East West Bancorp, Inc.	232,800	16,598,640
First Bancorp, Puerto Rico (b)	2,016,300	27,441,843
First Hawaiian, Inc.	797,242	18,822,884
Glacier Bancorp, Inc. (b)	501,850	22,964,656
Hilltop Holdings, Inc.	533,350	13,595,092
Independent Bank Group, Inc.	359,900	24,401,220
Meta Financial Group, Inc.	831,602	36,299,427
Metropolitan Bank Holding Corp. (a)	215,700	19,208,085
PacWest Bancorp	642,300	21,125,247
Pinnacle Financial Partners, Inc.	225,600	17,495,280
Preferred Bank, Los Angeles	336,850	22,609,372
ServisFirst Bancshares, Inc.	270,342	21,713,869
Signature Bank	45,650	11,058,713
Synovus Financial Corp.	1,135,695	47,176,770
Trico Bancshares	674,808	25,339,040
United Community Bank, Inc.	1,232,000	37,132,480
Webster Financial Corp.	438,371	21,914,166
Western Alliance Bancorp.	204,450	15,560,690
		434,103,799
Capital Markets - 2.1%
Focus Financial Partners, Inc. Class A (a)	383,052	15,111,401
Houlihan Lokey	197,850	16,478,927
Lazard Ltd. Class A	812,283	26,618,514
LPL Financial	172,750	32,454,543
TMX Group Ltd.	152,527	15,528,748
		106,192,133
Consumer Finance - 0.5%
FirstCash Holdings, Inc.	312,724	24,949,121
Insurance - 1.2%
Assurant, Inc.	128,880	23,440,694
Primerica, Inc.	277,700	35,978,812
		59,419,506
Thrifts & Mortgage Finance - 1.8%
Essent Group Ltd.	1,135,500	46,021,815
Walker & Dunlop, Inc.	400,716	47,989,748
		94,011,563
TOTAL FINANCIALS		718,676,122
HEALTH CARE - 14.5%
Biotechnology - 6.9%
ADC Therapeutics SA (a)	341,410	4,018,396
Agios Pharmaceuticals, Inc. (a)	111,911	2,458,685
ALX Oncology Holdings, Inc. (a)	337,600	4,314,528
Arcutis Biotherapeutics, Inc. (a)	483,300	9,757,827
Argenx SE ADR (a)	62,100	17,842,572
Ascendis Pharma A/S sponsored ADR (a)	105,248	9,605,985
Aurinia Pharmaceuticals, Inc. (a)(b)	467,900	4,814,691
Blueprint Medicines Corp. (a)	427,000	24,915,450
Celldex Therapeutics, Inc. (a)	337,200	10,301,460
Century Therapeutics, Inc.	186,200	2,238,124
Cerevel Therapeutics Holdings (a)	563,300	16,493,424
ChemoCentryx, Inc. (a)	260,300	4,805,138
Cyteir Therapeutics, Inc.	613,300	1,379,925
Cytokinetics, Inc. (a)	634,300	25,289,541
Day One Biopharmaceuticals, Inc. (a)	232,186	1,978,225
Erasca, Inc.	1,165,000	8,481,200
Exelixis, Inc. (a)	789,600	17,639,664
Global Blood Therapeutics, Inc. (a)	596,756	18,320,409
Graphite Bio, Inc.	990,700	3,982,614
Imago BioSciences, Inc. (b)	480,300	7,852,905
Instil Bio, Inc. (a)(b)	1,159,864	8,200,238
Janux Therapeutics, Inc.	659,500	6,489,480
Keros Therapeutics, Inc. (a)	312,600	16,570,926
Mirati Therapeutics, Inc. (a)	156,900	9,694,851
Monte Rosa Therapeutics, Inc.	281,100	3,063,990
Morphic Holding, Inc. (a)	308,662	9,355,545
Protagonist Therapeutics, Inc. (a)	235,692	2,142,440
PTC Therapeutics, Inc. (a)	355,400	12,556,282
Relay Therapeutics, Inc. (a)	686,300	16,354,529
Tango Therapeutics, Inc. (a)	912,500	6,716,000
Tenaya Therapeutics, Inc. (a)	594,400	5,480,368
Tyra Biosciences, Inc. (b)	1,030,200	7,695,594
Vaxcyte, Inc. (a)	491,072	11,888,853
Vera Therapeutics, Inc. (a)	551,700	11,034,000
Verve Therapeutics, Inc. (b)	372,100	5,551,732
Xenon Pharmaceuticals, Inc. (a)	489,171	13,828,864
Zentalis Pharmaceuticals, Inc. (a)	371,336	9,847,831
		352,962,286
Health Care Equipment & Supplies - 1.8%
Envista Holdings Corp. (a)	793,400	31,434,508
Figs, Inc. Class A (a)	1,452,500	22,746,150
Globus Medical, Inc. (a)	188,100	12,455,982
Integer Holdings Corp. (a)	300,372	22,578,963
		89,215,603
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (a)	463,100	31,435,228
agilon health, Inc. (a)	597,500	10,617,575
Molina Healthcare, Inc. (a)	106,375	33,343,244
Owens & Minor, Inc.	831,840	29,522,002
R1 RCM, Inc. (a)	940,800	21,186,816
Surgery Partners, Inc. (a)	496,700	25,411,172
Tenet Healthcare Corp. (a)	205,900	14,929,809
The Oncology Institute, Inc. (c)	1,126,158	8,851,602
		175,297,448
Health Care Technology - 1.0%
Evolent Health, Inc. (a)	781,160	21,497,523
Inspire Medical Systems, Inc. (a)	104,643	21,531,344
Omnicell, Inc. (a)(b)	74,200	8,100,414
		51,129,281
Life Sciences Tools & Services - 0.4%
Olink Holding AB ADR (a)	590,195	8,546,024
Syneos Health, Inc. (a)	187,325	13,691,584
		22,237,608
Pharmaceuticals - 1.0%
Arvinas Holding Co. LLC (a)	331,800	18,239,046
DICE Therapeutics, Inc. (b)	408,600	8,302,752
Fulcrum Therapeutics, Inc. (a)	737,000	7,089,940
Ikena Oncology, Inc. (a)	1,425,246	5,529,954
Theseus Pharmaceuticals, Inc.	566,600	4,629,122
Ventyx Biosciences, Inc.	354,100	5,145,073
		48,935,887
TOTAL HEALTH CARE		739,778,113
INDUSTRIALS - 16.1%
Aerospace & Defense - 0.1%
Kratos Defense & Security Solutions, Inc. (a)	412,400	6,256,108
Building Products - 2.3%
Builders FirstSource, Inc. (a)	667,949	41,125,620
Jeld-Wen Holding, Inc. (a)	676,800	14,070,672
Masonite International Corp. (a)	282,034	21,863,276
Simpson Manufacturing Co. Ltd.	384,599	39,871,378
		116,930,946
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	260,132	21,393,256
The Brink's Co.	179,400	10,575,630
		31,968,886
Construction & Engineering - 2.5%
Comfort Systems U.S.A., Inc. (b)	254,622	21,495,189
Construction Partners, Inc. Class A (a)	712,788	18,397,058
Dycom Industries, Inc. (a)(b)	251,610	21,364,205
EMCOR Group, Inc.	168,660	17,958,917
Granite Construction, Inc.	214,700	6,365,855
IES Holdings, Inc. (a)	650,718	19,066,037
NV5 Global, Inc. (a)	204,995	24,558,401
		129,205,662
Electrical Equipment - 1.6%
Atkore, Inc. (a)	706,024	67,848,906
Regal Rexnord Corp.	74,700	9,504,828
Thermon Group Holdings, Inc. (a)	303,446	4,551,690
		81,905,424
Machinery - 2.4%
Federal Signal Corp.	958,828	32,628,917
ITT, Inc.	220,600	15,490,532
Kadant, Inc. (b)	102,056	18,880,360
Oshkosh Corp.	200,600	18,543,464
SPX Corp. (a)	825,844	34,602,864
		120,146,137
Professional Services - 3.6%
Alight, Inc. Class A (a)(b)	2,460,800	21,138,272
ASGN, Inc. (a)	519,892	58,981,747
CACI International, Inc. Class A (a)	77,400	20,534,220
CRA International, Inc.	167,174	13,770,122
KBR, Inc.	464,800	22,882,104
TriNet Group, Inc. (a)	504,116	44,715,089
		182,021,554
Trading Companies & Distributors - 3.0%
Beacon Roofing Supply, Inc. (a)	606,357	36,157,068
Finning International, Inc.	582,350	16,382,773
GMS, Inc. (a)	415,500	19,923,225
Rush Enterprises, Inc. Class A	1,005,001	51,134,451
Univar Solutions, Inc. (a)	974,654	28,381,924
		151,979,441
TOTAL INDUSTRIALS		820,414,158
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.2%
Extreme Networks, Inc. (a)	1,150,600	11,045,760
Electronic Equipment & Components - 3.0%
Advanced Energy Industries, Inc.	554,599	42,437,915
Fabrinet (a)	350,456	34,411,275
FARO Technologies, Inc. (a)	251,945	8,639,194
Insight Enterprises, Inc. (a)	341,100	33,895,107
Napco Security Technologies, Inc.	646,800	11,319,000
TD SYNNEX Corp.	226,700	22,690,403
		153,392,894
IT Services - 4.0%
Cyxtera Technologies, Inc. Class A (a)	881,894	10,609,185
Endava PLC ADR (a)	137,103	13,792,562
ExlService Holdings, Inc. (a)	518,976	70,658,582
Perficient, Inc. (a)	579,752	57,633,146
WNS Holdings Ltd. sponsored ADR (a)	643,790	50,453,822
		203,147,297
Semiconductors & Semiconductor Equipment - 2.3%
FormFactor, Inc. (a)(b)	460,500	17,549,655
MACOM Technology Solutions Holdings, Inc. (a)	221,700	11,295,615
Onto Innovation, Inc. (a)	318,392	22,650,407
Semtech Corp. (a)	246,900	14,715,240
SiTime Corp. (a)	178,275	30,051,817
Synaptics, Inc. (a)	152,200	22,592,568
		118,855,302
Software - 3.8%
Five9, Inc. (a)	107,300	11,813,730
Intapp, Inc.	445,053	11,099,622
Manhattan Associates, Inc. (a)	85,200	11,122,860
NCR Corp. (a)	359,700	12,600,291
Rapid7, Inc. (a)	483,910	46,223,083
SPS Commerce, Inc. (a)	140,150	16,766,145
Tenable Holdings, Inc. (a)	866,700	47,867,841
Workiva, Inc. (a)(b)	244,685	23,614,549
Zuora, Inc. (a)	935,163	11,380,934
		192,489,055
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)	399,748	12,676,009
TOTAL INFORMATION TECHNOLOGY		691,606,317
MATERIALS - 6.0%
Chemicals - 2.3%
Element Solutions, Inc.	1,261,717	26,016,605
Huntsman Corp.	1,253,756	42,464,716
Trinseo PLC	445,400	21,134,230
Tronox Holdings PLC	1,610,947	27,708,288
		117,323,839
Construction Materials - 0.7%
Eagle Materials, Inc.	310,700	38,315,524
Containers & Packaging - 0.3%
O-I Glass, Inc. (a)	1,039,000	14,005,720
Metals & Mining - 2.3%
Arconic Corp. (a)	476,600	11,991,256
Commercial Metals Co.	1,723,030	70,644,230
Constellium NV (a)	1,295,400	21,620,226
Yamana Gold, Inc.	2,348,300	12,939,133
		117,194,845
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	325,400	20,994,808
TOTAL MATERIALS		307,834,736
REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 4.9%
EastGroup Properties, Inc.	208,300	39,056,250
Equity Commonwealth (a)	994,000	26,032,860
Essential Properties Realty Trust, Inc.	998,900	23,973,600
Lamar Advertising Co. Class A	198,300	21,894,303
LXP Industrial Trust (REIT)	3,358,899	42,154,182
Sunstone Hotel Investors, Inc. (a)	1,906,600	23,355,850
Terreno Realty Corp.	1,043,100	75,885,525
		252,352,570
Real Estate Management & Development - 1.5%
Cushman & Wakefield PLC (a)	1,028,200	18,404,780
Jones Lang LaSalle, Inc. (a)	259,700	56,804,181
		75,208,961
TOTAL REAL ESTATE		327,561,531
UTILITIES - 2.1%
Electric Utilities - 0.4%
IDACORP, Inc.	173,500	18,248,730
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	838,600	59,473,512
ONE Gas, Inc.	138,200	11,659,934
		71,133,446
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class C	547,475	16,714,412
TOTAL UTILITIES		106,096,588
TOTAL COMMON STOCKS (Cost $4,390,964,727)		5,003,949,627

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Dianthus Therapeutics, Inc. Series A (c)(d)	1,102,127	4,790,395
ValenzaBio, Inc. Series A (a)(c)(d)	383,419	1,886,421
		6,676,816
Pharmaceuticals - 0.2%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	733,075	6,956,882
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,244,945)		13,633,698

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.22% to 0.5% 5/5/22 to 6/23/22 (f) (Cost $1,359,554)	1,360,000	1,359,529

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (g)	69,847,044	69,861,014
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	93,692,449	93,701,818
TOTAL MONEY MARKET FUNDS (Cost $163,562,832)		163,562,832

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $4,568,132,058)	5,182,505,686
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(76,545,771)
NET ASSETS - 100.0%	5,105,959,915

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	213	Jun 2022	19,822,845	(669,558)	(669,558)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,485,300 or 0.4% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $946,589.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	4,041,955
Dianthus Therapeutics, Inc. Series A	4/06/22	4,790,395
The Oncology Institute, Inc.	6/28/21	11,261,580
ValenzaBio, Inc. Series A	3/25/21	3,412,594

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	102,671,891	1,649,406,949	1,682,217,826	49,275	352	(352)	69,861,014	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	72,073,537	1,133,300,452	1,111,672,171	386,223	-	-	93,701,818	0.2%
Total	174,745,428	2,782,707,401	2,793,889,997	435,498	352	(352)	163,562,832

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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